UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2861

Fidelity Money Market Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2003

Item 1. Reports to Stockholders

Fidelity

Money Market Trust
Retirement Government
Money Market Portfolio

Annual Report

August 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.Fidelity.com/goto/proxyguidelines, call 1-800-622-3175, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities issued or guaranteed as to principal and interest by the U.S. Government, or by any of its agencies or instrumentalities.

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributors Corporation is a bank.

Effective October 1, 2003, Fidelity Investments Money Management, Inc. (FIMM) has entered into a master international fixed-income research agreement with Fidelity International Investment Advisors (FIIA), and FIIA, in turn, has entered into a fixed-income sub-research agreement with Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Pursuant to the research agreements, FIMM may receive investment advice and research services concerning issuers and countries outside the United States and Canada. In particular, FIIA and FIIA(U.K.)L will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities. The fund's management fee is not impacted by these arrangements.

For more information on any Fidelity fund, including charges and expenses, call the appropriate number listed below. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207

Annual Report

Investments August 31, 2003

Showing Percentage of Net Assets

Federal Agencies - 72.9%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 42.5%
Agency Coupons - 20.8%
9/2/03	0.98% (b)	$ 100,000	$ 99,924
9/2/03	1.00 (b)	330,000	329,853
9/4/03	1.26	25,000	25,000
9/27/03	1.00 (b)	210,000	209,809
9/28/03	1.03 (b)	100,000	99,947
10/7/03	0.99 (b)	80,000	79,946
4/28/04	1.36	75,000	75,000
5/7/04	1.38	25,000	25,000
7/20/04	1.06	25,000	25,000
7/23/04	1.08	25,000	25,000
8/30/04	1.25	60,000	60,000
9/14/04	1.45	29,000	29,000
9/24/04	1.50 (a)	25,000	25,000
9/27/04	1.50 (a)	20,000	20,000
			1,128,479
Discount Notes - 21.7%
9/3/03	1.14	95,000	94,994
9/3/03	1.23	50,000	49,997
9/19/03	1.70	25,000	24,979
9/19/03	1.75	25,000	24,979
9/19/03	1.79	25,000	24,978
9/24/03	1.05	100,000	99,933
10/17/03	1.42	55,000	54,902
10/17/03	1.84	50,000	49,884
11/12/03	1.16	275,000	274,368
11/14/03	1.32	25,000	24,933
11/21/03	1.04	160,000	159,626
11/26/03	1.15	165,000	164,551
12/1/03	1.11 (a)	30,000	29,917
12/12/03	1.45	25,000	24,899
2/6/04	1.30	35,000	34,803
2/11/04	1.15	25,000	24,871
6/25/04	1.12	10,000	9,908
			1,172,522
			2,301,001
Federal Home Loan Bank - 13.7%
Agency Coupons - 9.2%
9/25/03	1.03 (b)	115,000	114,955
1/30/04	1.32	25,000	25,001
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Federal Home Loan Bank - continued
Agency Coupons - continued
4/13/04	1.29%	$ 50,000	$ 50,000
4/13/04	1.33	45,000	45,000
7/6/04	1.23	50,000	50,000
8/4/04	1.25	60,000	60,000
8/18/04	1.30	50,000	50,000
9/3/04	1.49	50,000	50,000
9/24/04	1.44 (a)	50,000	50,000
			494,956
Discount Notes - 4.5%
10/31/03	1.06	150,000	149,735
1/28/04	1.10	5,400	5,376
1/28/04	1.11	43,895	43,695
1/30/04	1.10	46,500	46,287
			245,093
			740,049
Freddie Mac - 16.7%
Agency Coupons - 1.4%
7/27/04	1.20	75,000	75,000
Discount Notes - 15.3%
9/2/03	1.05	112,905	112,902
10/9/03	1.68	25,000	24,956
10/15/03	1.01	58,000	57,928
10/15/03	1.78	25,000	24,947
10/31/03	1.03	150,000	149,742
11/6/03	1.08	150,000	149,703
11/14/03	1.32	25,000	24,933
11/21/03	1.05	55,000	54,870
12/4/03	1.14	11,000	10,968
12/15/03	1.02	40,000	39,881
12/31/03	1.01	50,000	49,832
1/29/04	1.33	25,000	24,864
2/26/04	1.30	50,000	49,684
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
Discount Notes - continued
3/12/04	1.15%	$ 32,000	$ 31,804
3/25/04	1.30	25,000	24,817
			831,831
			906,831
TOTAL FEDERAL AGENCIES			3,947,881
Repurchase Agreements - 29.3%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated:
6/30/03 due 9/30/03 At 1.02%	$ 75,196	75,000
7/2/03 due 9/30/03 At 1.02%	150,383	150,000
7/3/03 due 10/1/03 At 1.02%	100,255	100,000
8/4/03 due 9/29/03 At 1.06%	200,330	200,000
8/7/03 due:
9/9/03 At 1.05%	150,144	150,000
9/9/03 At 1.05%	100,096	100,000
8/27/03 due 9/30/03 At 1.05%	100,099	100,000
8/29/03 due 9/2/03 At 1.08%	715,482	715,396
TOTAL REPURCHASE AGREEMENTS		1,590,396
TOTAL INVESTMENT PORTFOLIO - 102.2%		5,538,277
NET OTHER ASSETS - (2.2)%		(120,176)
NET ASSETS - 100%		$ 5,418,101
Total Cost for Income Tax Purposes $ 5,538,277
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

Income Tax Information
At August 31, 2003, the fund had a capital loss carryforward of approximately $56,000 all of which will expire on August 31, 2011.

A total of 13.18% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $1,590,396) - See accompanying schedule		$ 5,538,277
Receivable for fund shares sold		15,606
Interest receivable		3,898
Other receivables		25
Total assets		5,557,806

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 124,917
Payable for fund shares redeemed	12,853
Distributions payable	26
Accrued management fee	1,902
Other payables and accrued expenses	7
Total liabilities		139,705

Net Assets		$ 5,418,101
Net Assets consist of:
Paid in capital		$ 5,418,299
Accumulated net realized gain (loss) on investments		(198)
Net Assets, for 5,417,875 shares outstanding		$ 5,418,101
Net Asset Value, offering price and redemption price per share ($5,418,101 ÷ 5,417,875 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2003

Investment Income
Interest		$ 78,714

Expenses
Management fee	$ 22,935
Non-interested trustees' compensation	21
Total expenses before reductions	22,956
Expense reductions	(302)	22,654
Net investment income		56,060
Net realized gain (loss) on investment securities		(198)
Net increase in net assets resulting from operations		$ 55,862

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2003	Year ended August 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 56,060	$ 104,077
Net realized gain (loss)	(198)	175
Net increase (decrease) in net assets resulting from operations	55,862	104,252
Distributions to shareholders from net investment income	(56,060)	(104,077)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,115,379	3,745,432
Reinvestment of distributions	56,007	103,929
Cost of shares redeemed	(3,047,792)	(3,631,847)
Net increase (decrease) in net assets and shares resulting from share transactions	123,594	217,514
Total increase (decrease) in net assets	123,396	217,689

Net Assets
Beginning of period	5,294,705	5,077,016
End of period	$ 5,418,101	$ 5,294,705

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.020	.052	.056	.048
Distributions from net investment income	(.010)	(.020)	(.052)	(.056)	(.048)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.03%	2.01%	5.32%	5.74%	4.86%
Ratios to Average Net Assets B
Expenses before expense reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of voluntary waivers, if any	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.41%	.41%	.39%	.39%	.39%
Net investment income	1.03%	2.00%	5.15%	5.60%	4.75%
Supplemental Data
Net assets, end of period (in millions)	$ 5,418	$ 5,295	$ 5,077	$ 4,571	$ 4,199

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Retirement Government Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated 6/30/03, due 9/30/03	1.02%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000
Aggregate maturity amount of agreements	$250,652
Aggregate market value of transferred assets	$255,440
Coupon rates of transferred assets	3.43% to 7.50%
Maturity dates of transferred assets	5/1/07 to 8/1/33

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated 7/2/03, due 9/30/03	1.02%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$225,000
Aggregate maturity amount of agreements	$225,574
Aggregate market value of transferred assets	$229,885
Coupon rates of transferred assets	5.00% to 9.00%
Maturity dates of transferred assets	8/1/04 to 8/1/33
Dated 7/3/03, due 10/1/03	1.02%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$160,000
Aggregate maturity amount of agreements	$160,408
Aggregate market value of transferred assets	$163,472
Coupon rates of transferred assets	4.00% to 8.75%
Maturity dates of transferred assets	6/1/09 to 8/1/33
Dated 8/4/03, due 9/29/03	1.06%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000
Aggregate maturity amount of agreements	$250,412
Aggregate market value of transferred assets	$255,207
Coupon rates of transferred assets	3.50% to 11.00%
Maturity dates of transferred assets	12/1/04 to 9/1/33
Dated 8/7/03, due 9/9/03	1.05%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000
Aggregate maturity amount of agreements	$500,481
Aggregate market value of transferred assets	$510,335
Coupon rates of transferred assets	4.0% to 8.75%
Maturity dates of transferred assets	2/1/07 to 9/1/33

Annual Report

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated 8/7/03, due 9/9/03	1.05%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000
Aggregate maturity amount of agreements	$500,481
Aggregate market value of transferred assets	$510,334
Coupon rates of transferred assets	3.5% to 8.25%
Maturity dates of transferred assets	9/1/06 to 9/1/33
Dated 8/27/03, due 9/30/03	1.05%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$350,000
Aggregate maturity amount of agreements	$350,347
Aggregate market value of transferred assets	$363,734
Coupon rates of transferred assets	4.38% to 6.00%
Maturity dates of transferred assets	7/1/30 to 10/1/32
Dated 8/29/03, due 9/2/03	1.08%
Number of dealers or banks	6
Maximum amount with one dealer or bank	29%
Aggregate principal amount of agreements	$8,624,270
Aggregate maturity amount of agreements	$8,625,306
Aggregate market value of transferred assets	$8,796,755
Coupon rates of transferred assets	0.0% to 11.50%
Maturity dates of transferred assets	5/1/02 to 9/1/33

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002, the insurance coverage was suspended due to significant increases in the cost of reinsurance. Because of the continued high cost of reinsurance, in November

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Money Market Insurance Termination - continued

2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $302.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Money Market Trust and the Shareholders of Retirement Government Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Retirement Government Money Market Portfolio (a fund of Fidelity Money Market Trust) at August 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Retirement Government Money Market Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 9, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 281 funds advised by FMR or an affiliate. Mr. McCoy oversees 283 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-888-622-3175.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Retirement Government Money Market (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1991

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Money Market Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Money Market Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 2000

Vice President of Retirement Government Money Market. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (55)

Year of Election or Appointment: 2002

Vice President of Retirement Government Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Retirement Government Money Market. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Retirement Government Money Market. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Retirement Government Money Market. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Retirement Government Money Market. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Retirement Government Money Market. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Retirement Government Money Market. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1988 Assistant Treasurer of Retirement Government Money Market. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Retirement Government Money Market. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of Retirement Government Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of Retirement Government Money Market. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

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Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors (FIIA)

Fidelity International Investment
Advisors (U.K.) Limited (FIIA(U.K.)L)

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

RGM-ANN-1003 355800
1.768777.101

Fidelity

Money Market Trust
Retirement Money Market
Portfolio

Annual Report

August 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.Fidelity.com/goto/proxyguidelines, call 1-800-622-3175, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities.

Annual Report

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributors Corporation is a bank.

Effective October 1, 2003, Fidelity Investments Money Management, Inc. (FIMM) has entered into a master international fixed-income research agreement with Fidelity International Investment Advisors (FIIA), and FIIA, in turn, has entered into a fixed-income sub-research agreement with Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Pursuant to the research agreements, FIMM may receive investment advice and research services concerning issuers and countries outside the United States and Canada. In particular, FIIA and FIIA(U.K.)L will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities. The fund's management fee is not impacted by these arrangements.

For more information on any Fidelity fund, including charges and expenses, call the appropriate number listed below. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207

Annual Report

Investments August 31, 2003

Showing Percentage of Net Assets

Corporate Bonds - 0.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Conoco, Inc.
4/15/04	1.28%	$ 5,000	$ 5,141
Certificates of Deposit - 26.3%
Domestic Certificates Of Deposit - 3.7%
Bank of America NA
9/29/03	1.24	450,000	450,002
First Tennessee Bank NA, Memphis
9/4/03	1.26 (d)	25,000	25,000
9/5/03	1.26 (d)	20,000	20,000
Wells Fargo Bank NA, San Francisco
9/2/03	1.06	95,000	95,000
			590,002
London Branch, Eurodollar, Foreign Banks - 10.8%
Barclays Bank PLC
9/4/03	1.06	5,000	5,000
9/22/03	1.07	310,000	310,000
10/7/03	1.06	55,000	55,000
11/7/03	1.05	45,000	45,000
Credit Agricole Indosuez
11/13/03	1.21	95,000	95,000
8/5/04	1.39	70,000	70,000
8/5/04	1.40	70,000	70,000
Dresdner Bank AG
10/15/03	1.05	80,000	80,000
HBOS Treasury Services PLC
11/26/03	1.09	85,000	85,000
11/28/03	1.10	250,000	250,000
ING Bank NV
10/1/03	1.05	80,000	80,000
11/7/03	1.05	90,000	90,000
12/23/03	1.05	300,000	300,000
Societe Generale
11/13/03	1.21	65,000	65,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - continued
WestLB AG
9/29/03	1.25%	$ 150,000	$ 150,000
			1,750,000
New York Branch, Yankee Dollar, Foreign Banks - 11.8%
BNP Paribas SA
9/2/03	1.04 (d)	235,000	234,966
9/3/03	1.30	200,000	200,000
8/5/04	1.41	60,000	60,000
8/16/04	1.30	150,000	150,000
Canadian Imperial Bank of Commerce
9/15/03	1.13 (d)	145,000	145,000
Credit Agricole Indosuez
9/2/03	1.04 (d)	70,000	69,988
9/2/03	1.07 (d)	70,000	69,996
9/29/03	1.05 (d)	65,000	64,986
Deutsche Bank AG
7/26/04	1.26	90,000	90,000
Dexia Bank SA
10/1/03	1.06	180,000	180,000
Norddeutsche Landesbank Girozentrale
9/8/03	1.27	35,000	35,000
Royal Bank of Canada
9/2/03	1.04 (d)	115,000	114,988
Societe Generale
9/2/03	1.04 (d)	110,000	109,988
9/2/03	1.05 (d)	105,000	104,994
Svenska Handelsbanken AB
9/30/03	1.06	75,000	75,000
UBS AG
11/19/03	1.58	200,000	199,994
			1,904,900
TOTAL CERTIFICATES OF DEPOSIT			4,244,902
Commercial Paper - 20.8%

Aegon Funding Corp.
10/20/03	1.08	36,000	35,947
Alliance & Leicester PLC
9/5/03	1.25	50,000	49,993
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Alliance & Leicester PLC - continued
10/16/03	1.07%	$ 25,000	$ 24,967
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/3/03	1.07	75,000	74,929
10/21/03	1.08	75,000	74,888
10/22/03	1.09	147,000	146,773
DaimlerChrysler NA Holding Corp.
9/2/03	1.50	20,000	19,999
9/22/03	1.23	18,000	17,987
11/12/03	1.30	35,000	34,909
11/17/03	1.30	50,000	49,861
11/18/03	1.31	5,000	4,986
Edison Asset Securitization LLC
9/8/03	1.15	280,000	279,937
9/9/03	1.15	280,000	279,928
Emerald (MBNA Credit Card Master Note Trust)
9/10/03	1.00	83,000	82,979
10/23/03	1.10	51,196	51,115
Ford Motor Credit Co.
9/3/03	1.50	20,000	19,998
9/4/03	1.51	26,000	25,997
9/9/03	1.44	19,000	18,994
9/15/03	1.30	19,000	18,990
9/29/03	1.28	23,000	22,977
10/15/03	1.29	20,000	19,968
11/17/03	1.31	30,000	29,916
GE Capital International Funding, Inc.
9/18/03	1.27	60,000	59,964
11/7/03	1.08	75,000	74,849
12/4/03	1.09	45,000	44,872
General Electric Capital Corp.
9/3/03	1.26	135,000	134,991
11/18/03	1.09	100,000	99,764
2/17/04	1.14	60,000	59,682
2/19/04	1.15	100,000	99,458
General Electric Capital Services, Inc.
10/24/03	1.21	65,000	64,885
2/17/04	1.14	100,000	99,470
General Electric Co.
9/22/03	1.26	125,000	124,909
11/20/03	1.07	45,000	44,893
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
General Mills, Inc.
9/12/03	1.12%	$ 16,000	$ 15,995
9/16/03	1.13	10,000	9,995
9/18/03	1.13	20,000	19,989
John Deere Capital Corp.
9/17/03	1.16	10,000	9,995
Jupiter Securitization Corp.
12/18/03	1.00	50,000	49,852
Montauk Funding Corp.
11/20/03	1.10	80,000	79,804
Motown Notes Program
9/10/03	1.06	25,000	24,993
9/10/03	1.18	20,000	19,994
9/16/03	1.01	59,400	59,375
11/10/03	1.09	45,000	44,905
Park Granada LLC
9/4/03	1.18	20,000	19,998
9/4/03	1.23	10,000	9,999
9/10/03	1.01	10,000	9,997
9/12/03	1.01	60,000	59,981
9/12/03	1.07	5,000	4,998
10/16/03	1.08	25,000	24,966
11/13/03	1.10	65,000	64,855
11/19/03	1.10	40,000	39,903
11/20/03	1.10	63,325	63,170
Santander Finance, Inc.
2/23/04	1.16	150,000	149,161
Sears Roebuck Acceptance Corp.
10/21/03	1.30	10,000	9,982
10/22/03	1.30	10,000	9,982
10/23/03	1.30	10,000	9,981
11/13/03	1.32	5,000	4,987
11/17/03	1.32	10,000	9,972
Toronto Dominion Holdings (USA)
11/20/03	1.05	76,100	75,923
Transamerica Finance Corp.
10/21/03	1.08	13,750	13,729
Wells Fargo & Co.
9/29/03	1.07	80,000	79,933
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Yorktown Capital LLC
9/8/03	1.06%	$ 58,164	$ 58,152
TOTAL COMMERCIAL PAPER			3,348,341
Federal Agencies - 20.7%

Fannie Mae - 9.1%
Agency Coupons - 5.2%
9/4/03	1.26	80,000	80,000
5/7/04	1.38	75,000	75,000
7/20/04	1.06	175,000	175,000
7/23/04	1.08	100,000	100,000
8/30/04	1.25	200,000	200,000
9/14/04	1.45	100,000	100,000
9/24/04	1.50 (b)	100,000	100,000
9/27/04	1.50 (b)	15,000	15,000
			845,000
Discount Notes - 3.9%
10/17/03	1.42	35,426	35,363
10/17/03	1.84	40,000	39,908
11/14/03	1.32	46,522	46,397
11/19/03	1.15	86,593	86,375
11/26/03	1.15	254,747	254,053
12/12/03	1.45	110,000	109,554
6/25/04	1.12	50,000	49,541
			621,191
			1,466,191
Federal Home Loan Bank - 5.9%
Agency Coupons - 5.9%
1/30/04	1.32	150,000	150,004
4/13/04	1.29	150,000	150,000
4/13/04	1.33	130,000	130,000
7/6/04	1.23	150,000	150,000
8/4/04	1.25	160,000	160,000
9/3/04	1.49	150,000	150,000
9/24/04	1.44 (b)	53,000	53,000
			943,004
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - 5.7%
Agency Coupons - 0.5%
7/27/04	1.20%	$ 75,000	$ 75,000
Discount Notes - 5.2%
10/15/03	1.78	50,000	49,893
10/31/03	1.03	100,000	99,828
11/14/03	1.32	50,000	49,866
12/4/03	1.14	32,000	31,906
12/4/03	1.36	120,000	119,580
12/15/03	1.02	200,000	199,405
1/29/04	1.33	50,000	49,727
2/23/04	1.15	250,000	248,615
			848,820
			923,820
TOTAL FEDERAL AGENCIES			3,333,015
Bank Notes - 0.8%

National City Bank, Indiana
9/2/03	1.04 (d)	125,000	124,975
Master Notes - 4.3%

Bear Stearns Companies, Inc.
9/2/03	1.15	35,000	35,000
10/2/03	1.17 (b)	35,000	35,000
General Motors Acceptance Corp. Mortgage Credit
9/2/03	1.60 (c)(f)	155,000	154,993
Goldman Sachs Group, Inc.
9/2/03	1.27 (d)(f)	135,000	135,000
10/27/03	1.13 (f)	140,000	140,000
12/5/03	1.13 (f)	92,000	92,000
1/27/04	1.20 (f)	101,000	101,000
TOTAL MASTER NOTES			692,993
Medium-Term Notes - 11.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
American Express Credit Corp.
9/22/03	1.13% (a)(d)	$ 50,000	$ 49,979
Australia & New Zealand Banking Group Ltd.
9/5/03	1.33 (d)	10,000	10,006
Bank One NA, Chicago
9/2/03	1.03 (d)	200,000	199,957
9/2/03	1.04 (d)	20,000	19,999
Capital One Auto Finance Trust
6/15/04	1.23	27,697	27,697
CIT Group, Inc.
10/9/03	2.36 (d)	70,000	70,306
GE Capital Assurance Co.
9/2/03	1.22 (d)(f)	48,000	48,000
GE Life & Annuity Assurance Co.
9/1/03	1.21 (d)(f)	75,000	75,000
General Electric Capital Corp.
9/8/03	1.19 (d)	100,000	100,000
9/17/03	1.14 (d)	125,000	125,000
Harwood Street Funding I LLC
9/22/03	1.17 (d)	35,000	35,000
9/22/03	1.23 (a)(d)	50,000	50,000
HBOS Treasury Services PLC
9/24/03	1.27 (d)	145,000	145,000
Honda Auto Receivables 2003-2 Owner Trust
6/11/04	1.21	15,592	15,592
Household Finance Corp.
11/18/03	1.13 (d)	40,000	40,000
Montauk Funding Corp.
9/15/03	1.07 (d)	75,000	75,000
National City Bank, Indiana
9/2/03	1.05 (d)	100,000	99,985
9/9/03	1.19 (d)	100,000	100,000
9/29/03	1.08 (d)	100,000	100,000
SLM Corp.
9/2/03	1.10 (a)(d)	85,000	85,000
Travelers Insurance Co.
11/22/03	1.24 (d)(f)	10,000	10,000
URI Trust 2000-1
9/18/03	1.11 (d)(f)	27,000	27,000
Verizon Global Funding Corp.
9/15/03	1.57 (d)	155,000	155,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Verizon Global Funding Corp. - continued
9/17/03	1.21% (d)	$ 95,000	$ 95,004
Wachovia Bank NA
10/28/03	1.11 (d)	25,000	25,007
Wells Fargo & Co.
9/2/03	1.09 (d)	60,000	60,000
TOTAL MEDIUM-TERM NOTES			1,843,532
Short-Term Notes - 2.3%

Jackson National Life Insurance Co.
10/1/03	1.11 (d)(f)	36,000	36,000
Metropolitan Life Insurance Co.
9/29/03	1.12 (d)	20,000	20,000
10/1/03	1.30 (d)(f)	45,000	45,000
11/3/03	1.28 (d)(f)	20,000	20,000
Monumental Life Insurance Co.
9/1/03	1.24 (d)(f)	10,000	10,000
9/1/03	1.27 (d)(f)	45,000	45,000
New York Life Insurance Co.
10/1/03	1.24 (d)(f)	125,000	125,000
Pacific Life Insurance Co.
9/11/03	1.36 (d)(f)	15,000	15,000
Transamerica Occidental Life Insurance Co.
11/3/03	1.29 (d)(f)	55,000	55,000
TOTAL SHORT-TERM NOTES			371,000
Municipal Securities - 0.5%

Greater Texas Student Ln. Corp. Student Ln. Rev. Bonds Series 2000 B, LOC Sallie Mae
2/2/04	1.10 (a)(d)	70,000	70,000
West Baton Rouge Parish Indl. District #3 Rev.: Bonds (Dow Chemical Co. Proj.) Series 1995, CP mode
9/5/03	1.50	7,990	7,990
(Dow Chemical Co. Proj.) Series 1995, 1.24%, VRDN
9/2/03	1.24 (d)(e)	5,000	5,000
TOTAL MUNICIPAL SECURITIES			82,990
Repurchase Agreements - 13.9%
	Maturity Amount (000s)	Value (Note 1) (000s)
In a joint trading account (Collateralized by U.S. Government Obligations dated 8/29/03 due 9/2/03 At 1.08%)	$ 83	$ 83
With:
Banc of America Securities LLC At:
1.06%, dated 7/28/03 due 9/26/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $121,430, 5% - 6.5%, 8/25/33 - 9/25/33)	100,177	100,000
1.26%, dated 8/29/03 due 9/2/03 (Collateralized by Corporate Obligations with principal amounts of $250,172, 1.62% - 9.25%, 10/2/03 - 7/26/33)	250,035	250,000
Credit Suisse First Boston, Inc. At 1.22%, dated 8/29/03 due 9/2/03 (Collateralized by Corporate Obligations with principal amounts of $455,319, 1.8% - 9.55%, 3/26/04 - 7/15/38)	425,058	425,000
Goldman Sachs & Co. At 1.12%, dated 8/05/03 due 9/10/03 (Collateralized by Corporate Obligations with principal amounts of $318,814, 5.8% - 13.38%, 3/15/05 - 10/15/35)	220,246	220,000
J.P. Morgan Securities, Inc. At:
1.09%, dated 8/22/03 due 10/20/03 (Collateralized by Corporate Obligations with principal amounts of $118,190, 5.25% - 8.6%, 2/15/04 - 12/15/30)	132,236	132,000
1.13%, dated 8/22/03 due 10/20/03 (Collateralized by Corporate Obligations with principal amounts of $120,892, 5.88% - 7.38%, 5/1/07 - 10/15/27)	105,194	105,000
1.21%, dated 8/29/03 due 9/2/03 (Collateralized by Corporate Obligations with principal amounts of $297,183, 3% - 7.88%, 6/1/05 - 12/1/45)	316,042	316,000
Merrill Lynch, Pierce, Fenner & Smith At 1.26%, dated 8/29/03 due 9/2/03 (Collateralized by Corporate Obligations with principal amounts of $279,137, 2% - 12%, 11/15/03 - 11/15/43)	250,035	250,000
Repurchase Agreements - 13.9%
	Maturity Amount (000s)	Value (Note 1) (000s)
With: - continued
Morgan Stanley & Co. At:
1.11%, dated 7/31/03 due 9/29/03 (Collateralized by Corporate Obligations with principal amounts of $136,943, 5.5% - 12.5%, 2/1/11 - 7/15/33)	$ 100,185	$ 100,000
1.21%, dated 8/29/03 due 9/2/03 (Collateralized by Corporate Obligations with principal amounts of $336,283, 3% - 8.75%, 1/16/04 - 3/15/46)	350,047	350,000
TOTAL REPURCHASE AGREEMENTS		2,248,083
TOTAL INVESTMENT PORTFOLIO - 101.0%		16,294,972
NET OTHER ASSETS - (1.0)%		(167,798)
NET ASSETS - 100%		$ 16,127,174
Total Cost for Income Tax Purposes $ 16,294,972
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $254,979,000 or 1.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
GE Capital Assurance Co. 1.22%, 9/2/03	7/31/03	$ 48,000
Security	Acquisition Date	Cost (000s)
GE Life & Annuity Assurance Co. 1.21%, 9/1/03	3/31/03	$ 75,000
General Motors Acceptance Corp. Mortgage Credit 1.6%, 9/2/03	8/1/03	$ 154,993
Goldman Sachs Group, Inc.: 1.13%, 10/27/03	6/26/03	$ 140,000
1.13%, 12/5/03	7/7/03	$ 92,000
1.2%, 1/27/04	8/12/03	$ 101,000
1.27%, 9/2/03	3/19/03	$ 135,000
Jackson National Life Insurance Co. 1.11%, 10/1/03	3/31/03	$ 36,000
Metropolitan Life Insurance Co.: 1.28%, 11/3/03	2/24/03	$ 20,000
1.3%, 10/1/03	3/26/02	$ 45,000
Monumental Life Insurance Co.: 1.24%, 9/1/03	7/31/98	$ 10,000
1.27%, 9/1/03	3/12/99	$ 45,000
New York Life Insurance Co. 1.24%, 10/1/03	2/28/02 - 12/19/02	$ 125,000
Pacific Life Insurance Co. 1.36%, 9/11/03	3/10/03	$ 15,000
Transamerica Occidental Life Insurance Co. 1.29%, 11/3/03	4/28/00	$ 55,000
Travelers Insurance Co. 1.24%, 11/22/03	8/21/03	$ 10,000
URI Trust 2000-1 1.11%, 9/18/03	12/15/00	$ 27,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,133,993,000 or 7% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $15,182,000. The weighted average interest rate was 1.68%. Interest earned from the interfund lending program amounted to $10,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information
The fund hereby designates approximately $24,000 as a capital gain dividend for the purpose of the dividend paid deduction.

A total of 5.04% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $2,248,083) - See accompanying schedule		$ 16,294,972
Cash		20
Receivable for fund shares sold		53,959
Interest receivable		20,352
Other receivables		7
Total assets		16,369,310

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 203,000
Payable for fund shares redeemed	33,468
Accrued management fee	5,642
Other payables and accrued expenses	26
Total liabilities		242,136

Net Assets		$ 16,127,174
Net Assets consist of:
Paid in capital		$ 16,127,130
Accumulated net realized gain (loss) on investments		44
Net Assets, for 16,126,556 shares outstanding		$ 16,127,174
Net Asset Value, offering price and redemption price per share ($16,127,174 ÷ 16,126,556 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2003

Investment Income
Interest		$ 242,225

Expenses
Management fee	$ 67,382
Non-interested trustees' compensation	64
Appreciation on deferred trustee compensation account	7
Total expenses before reductions	67,453
Expense reductions	(948)	66,505
Net investment income		175,720
Net realized gain (loss) on investment securities		411
Net increase in net assets resulting from operations		$ 176,131

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2003	Year ended August 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 175,720	$ 282,791
Net realized gain (loss)	411	249
Net increase (decrease) in net assets resulting from operations	176,131	283,040
Distributions to shareholders from net investment income	(175,720)	(282,791)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	10,840,960	11,874,722
Reinvestment of distributions	175,698	282,746
Cost of shares redeemed	(10,232,260)	(10,229,795)
Net increase (decrease) in net assets and shares resulting from share transactions	784,398	1,927,673
Total increase (decrease) in net assets	784,809	1,927,922

Net Assets
Beginning of period	15,342,365	13,414,443
End of period	$ 16,127,174	$ 15,342,365

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.020	.052	.058	.049
Distributions from net investment income	(.011)	(.020)	(.052)	(.058)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.10%	1.97%	5.36%	5.91%	4.97%
Ratios to Average Net Assets B
Expenses before expense reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of voluntary waivers, if any	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.41%	.41%	.38%	.38%	.38%
Net investment income	1.09%	1.94%	5.15%	5.75%	4.85%
Supplemental Data
Net assets, end of period (in millions)	$ 16,127	$ 15,342	$ 13,414	$ 10,242	$ 10,310

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Retirement Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as

Annual Report

3. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002, the insurance coverage was suspended due to significant increases in the cost of reinsurance. Because of the continued high cost of reinsurance, in November 2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $948.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Money Market Trust and the Shareholders of Retirement Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Retirement Money Market Portfolio (a fund of Fidelity Money Market Trust) at August 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Retirement Money Market Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 9, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 281 funds advised by FMR or an affiliate. Mr. McCoy oversees 283 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-888-622-3175.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Retirement Money Market (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1991

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Money Market Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Money Market Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 2000

Vice President of Retirement Money Market. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (55)

Year of Election or Appointment: 2002

Vice President of Retirement Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Robert A. Litterst (44)

Year of Election or Appointment: 2002

Vice President of Retirement Money Market. Mr. Litterst is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Litterst managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Retirement Money Market. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Retirement Money Market. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Retirement Money Market. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Retirement Money Market. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Retirement Money Market. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Retirement Money Market. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1988 Assistant Treasurer of Retirement Money Market. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Retirement Money Market. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Retirement Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of Retirement Money Market. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Adviser

Fidelity Investments Money Management, Inc.

Fidelity International
Investment Advisors (FIIA)

Fidelity International Investment
Advisors (U.K.) Limited (FIIA(U.K.)L)

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

RMM-ANN-1003 355657
1.768778.101

Item 2. Code of Ethics

As of the end of the period, August 31, 2003, the Fidelity Money Market Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of Fidelity Money Market Trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	October 17, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	October 17, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 17, 2003